REVENUE RECOGNITION Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Revenue Recognition and Deferred Revenue [Abstract]
Revenues from application engineering services	$ 10,405
Deferred revenues recognized	6,583
Performance obligations transaction price	$ 1,040